INCOME TAX (Narrative) (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 30, 2017 BRL (R$)	Nov. 30, 2017 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019 USD ($)	Nov. 30, 2017 BRL (R$)	Nov. 30, 2017 ILS (₪)
Income Taxes [Line Items]
Tax rate applicable to the Company				23.00%	23.00%	24.00%
Preferred Company [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				16.00%
Preferred Company [Member] | Scenario One [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				9.00%
Preferred Company [Member] | Scenario One [Member] | Maximum [Member] | Corporate Tax Rate Year Twenty Eighteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				25.00%
Preferred Company [Member] | Scenario One [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				7.50%
Preferred Company [Member] | Scenario One [Member] | Minimum [Member] | Corporate Tax Rate Year Twenty Eighteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				23.00%
Technological Preferred Enterprise [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				12.00%
Consolidated revenues | ₪				₪ 10,000,000,000
Technological Preferred Enterprise [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				7.50%
Israeli Tax Authority (ITA) [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments	$ 1,800,000
Timing difference - deductions	2,000,000
Amount received from tax authorities	3,100,000
Amount paid to tax authorities as interest expense	500,000
Israeli Tax Authority (ITA) [Member] | ILS [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments | ₪									₪ 6,200,000
Timing difference - deductions | ₪			₪ 7,200,000
Amount received from tax authorities | ₪									₪ 11,300,000
Amount paid to tax authorities as interest expense | ₪			₪ 1,800,000
Brazilian Tax Authority (RFB) [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments	1,500,000
Amount received from tax authorities	3,100,000
Amount paid to tax authorities as interest expense	500,000
Amount paid to tax authorities as penalty	$ 1,100,000
Brazilian Tax Authority (RFB) [Member] | BRL [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments | R$								R$ 4,800,000
Amount received from tax authorities | R$								R$ 10,300,000
Amount paid to tax authorities as interest expense | R$		R$ 1,700,000
Amount paid to tax authorities as penalty | R$		R$ 3,600,000
US [Member]
Income Taxes [Line Items]
Carry forward tax losses